Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 12. Financial Instruments

The Company has occasionally used interest rate swap agreements to mitigate interest rate exposure on its variable rate debt. The Company did not designate these derivatives as hedging instruments and reported these agreements at fair value with unrealized gains and losses recorded within interest expense, net within the condensed consolidated statements of operations and comprehensive income (loss) in the reporting period in which the unrealized gains and losses occurred.

During the three months ended March 31, 2025 (Successor), the Company had no interest rate swap agreements. All historical agreements were terminated during the Predecessor period ended July 29, 2024.

During the three months ended March 31, 2024 (Predecessor), the Company had two interest rate swap agreements acting collectively as a collar with an interest rate floor of 0% and an interest rate cap of 1.92% intended to mitigate the Company’s exposure to an increase in its variable interest rate above 2.375% related to an initial notional amount of $333.8 million of its variable rate debt obligations. If the variable interest rate component exceeds the benchmark amount, the intended effect was to convert the variable interest rate of the notional debt amount to a fixed interest rate.

Additionally, on March 23, 2023, the Company had renegotiated, in advance, a new instrument commencing on February 29, 2024, acting as a collar of a notional amount of $400.0 million, with an interest rate floor of 2.2% and an interest rate cap of 5.0% intended to further mitigate the Company’s exposure to increases in its variable interest rates on its term loans. During the third quarter of the year ended December 31, 2024, interest rate instruments were terminated.

During the three months ended March 31, 2024, the change in the fair value of outstanding interest rate swap agreements resulted in net unrealized losses of $1.5 million and realized losses of $3.1 million, which were both included within interest expense, net.

Note 13. Financial Instruments

The Company has occasionally used interest rate swap agreements to mitigate interest rate exposure on its variable rate debt. The Company did not designated these derivatives as hedging instruments and reported these agreements at fair value with unrealized gains and losses recorded within interest expense, net within the consolidated statements of operations and comprehensive income (loss) in the reporting period in which the unrealized gains and losses occurred.

During the Successor period ended December 31, 2024, the Company had no interest rate agreements. All historical agreements were terminated during the Predecessor period ended July 29, 2024.

As of December 31, 2023, the Company had two interest rate agreements acting collectively as a collar with an interest rate floor of 0% and an interest rate cap of 1.92% intended to mitigate the Company’s exposure to an increase in its variable interest rate above 2.375% related to an initial notional amount of $333.8 million of its variable rate debt obligations. If the variable interest rate component exceeds the benchmark amount, the intended effect was to convert the variable interest rate of the notional debt amount to a fixed interest rate.

On March 23, 2023, the Company renegotiated, in advance, a new instrument commencing on February 29, 2024, acting as a collar of a notional amount of $400.0 million, with an interest rate floor of 2.2% and an interest rate cap of 5.0% intended to further mitigate the Company’s exposure to increases in its variable interest rates on its term loans. During the year ended December 31, 2024, both interest rate instruments were terminated.

As of December 31, 2023, the Company recorded the gross value of the interest rate derivatives in the amount of $3.1 million in prepaid expenses and other current assets on its consolidated balance sheets. During the years ended December 31, 2023 and December 31, 2022, the change in the fair value of outstanding interest rate agreements resulted in a net unrealized loss of $7.8 million and unrealized gain of $9.1 million, respectively, which is included within interest expense, net. Additionally, during the years ended December 31, 2023 and 2022 the Company recognized $11.1 million and $1.0 million of realized gains, respectively, relating to interest rate instruments in interest expense, net.